ACQUISITIONS	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITIONS
NOTE 4:          ACQUISITIONS

a.	Interactive Holding Corp.

On November 30, 2015, the Company acquired 100% of the shares of Interactive Holding Corp., a Delaware corporation, and its subsidiaries (collectively referred to as "Undertone") for a total preliminary purchase price of $133,101, comprised of (i) immediate cash payment of $89,078; (ii) $6,129 cash payments between 2016 and 2017; (iii) $16,000 holdback for potential claims recorded at fair value ($14,391 at acquisition), and (iv) $20,000 deferred consideration, bearing 10% annual interest, to be paid on November 2020, for which a liability of $22,005 was recorded at fair value  (v) Working capital adjustment in the amount of $1,498.

On August 2, 2016, the Company executed an amendment to the purchase agreement, pursuant to which, the Company paid $22,000 and eliminated $35,546 at fair value, of obligations. As a result of the amendment, the Company reduced the purchase price by $13,546. Final purchase price amounted to $119,768 including a working capital final adjustment of $213 in 2016.

b.	Make Me Reach SAS

On February 10, 2015, the Company consummated the acquisition of 100% of the shares of Make Me Reach SAS, a private French company headquartered in Paris, France ("MMR"). MMR enables advertisers to efficiently and effectively scale their advertising campaigns on social media, with a specific focus on optimizing mobile ad campaigns. MMR is a Facebook Preferred Marketing Developer (“PMD”) and Twitter Marketing Platform Partner (“MPP”). The purchase price was $6,394 in cash and $4,378 in the form of 1,437,510 ordinary shares. In addition, the Company paid certain key employees of MMR retention payments of $144 in cash and $63 in the form of 18,998 ordinary shares, which were paid upon closing, and $708 in cash and $650 in ordinary shares, subject to retention conditions, which were met and paid in full in February 2016. Amounts subject to retention conditions were included as payroll expenses in the statement of operations.

c.	Septa Communications LLC

On March 28, 2019, the Company consummated the acquisition of 100% of the shares of Septa Communications LLC, also known as “Captain Growth”.
Captain Growth is a Ukrainian-based start-up that has developed a proprietary AI platform to better connect and deliver relevant campaign messages through the entire ad journey.
Total consideration is up to $3,750, $1,200 paid in cash at closing while the remaining consideration is subject to the achievement of certain milestones and retention over the next 2 years, starting from the acquisition date.